employee future benefits - Defined contribution pension plans (Details) - plan	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined contribution pension plans
Number of defined contribution plans	3
Employees' contribution 100% matched (as a per cent)	100.00%	100.00%
Minimum
Defined contribution pension plans
Employees contribution to the plan (as a per cent)	3.00%	3.00%
Maximum
Defined contribution pension plans
Employees contribution to the plan (as a per cent)	10.00%	10.00%
Employer matching contribution for employee contributions between 5% and 6% of employee's contribution of pensionable earnings	6.00%	6.00%